LEASES (Details - Future minimum lease payments) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
2023	$ 262,209
2024	250,076
2025	245,955
2026	245,955
2027	81,432
Total future minimum lease payments	1,085,627
Less: imputed interest	(127,150)
Total	$ 958,477	$ 35,445